Cover	Nov. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2025
Entity File Number	000-14311
Entity Registrant Name	EACO CORPORATION
Entity Central Index Key	0000784539
Entity Tax Identification Number	59-2597349
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	5065 East Hunter Avenue
Entity Address, City or Town	Anaheim
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92807
City Area Code	714
Local Phone Number	876-2490
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false